employee benefits expense	6 Months Ended
Jun. 30, 2018
employee benefits expense
employee benefits expense

8employee benefits expense

		Three months		Six months
Periods ended June 30 (millions)	Note	2018	2017	2018	2017
			(adjusted – Note 2(c))		(adjusted – Note 2(c))
Employee benefits expense — gross
Wages and salaries		$694	$645	$1,377	$1,279
Share-based compensation	14	41	36	68	61
Pensions — defined benefit	15(a)	24	20	49	41
Pensions — defined contribution	15(b)	20	21	44	44
Restructuring costs	16(a)	23	11	51	11
Other		39	37	79	77

		841	770	1,668	1,513

Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(9)	(10)	(23)	(21)
Amortized		11	13	23	25
Contract fulfilment costs	20
Capitalized		(1)	(1)	(2)	(2)
Amortized		1	1	2	1
Property, plant and equipment		(87)	(84)	(171)	(164)
Intangible assets subject to amortization		(45)	(40)	(86)	(79)

		(130)	(121)	(257)	(240)

		$711	$649	$1,411	$1,273

Incremental accounting policy disclosure due to initial application of IFRS 15 (see Note 2)

Judgments — revenue

In respect of revenue-generating transactions, we must make judgments that affect the timing of the recognition of revenue and some associated expenses.

•We compensate third-party re-sellers and our employees for generating revenues, and we must exercise judgment as to whether such sales-based compensation amounts are costs incurred to obtain contracts with customers that should be capitalized (see Note 20). We believe that compensation amounts tangentially attributable to obtaining a contract with the customer, because the amount of such compensation could be affected in ways other than by simply obtaining that contract, should be expensed as incurred; compensation amounts directly attributable to obtaining a contract with a customer should be capitalized and subsequently amortized on a systematic basis consistent with the satisfaction of our associated performance obligations.

Judgment must also be exercised in the capitalization of costs incurred to fulfill revenue generating contracts with customers. Such fulfilment costs are those incurred to set-up, activate or otherwise implement services involving access to, or usage of, our telecommunications infrastructure that would not otherwise be capitalized as property, plant and equipment and intangible assets (see Note 20).